Contract Balances (Details) - Schedule of deferred revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred revenue [Abstract]
Deferred revenue from governments	¥ 21,344	¥ 26,140
Others	121
Deferred revenue	¥ 21,465	¥ 26,140